Schedule of lease amount recognized in the consolidated balance sheet (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Right-of-use assets	$ 93,899	$ 123,881	$ 252,854
Current	93,899	123,881	129,440
Non-current			123,881
Lease liabilities	$ 93,899	$ 123,881	$ 253,321